Borrowings and Lines of Credit (Short-Term Borrowings) (Details) € in Millions, $ in Millions	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 USD ($)
Debt Disclosure [Abstract]
Hedging Liabilities, Current | €		€ 500
Commercial Paper	$ 522		$ 727
Other borrowings	79		199
Total short-term borrowings	$ 601		$ 926